Trading Advisors and the Trading Companies	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Trading Advisors and the Trading Companies
5.	Trading Advisors and the Trading Companies:

Ceres retains certain commodity trading advisors to make all trading decisions for the Trading Companies. The Trading Advisors and their strategies for each Trading Company are as follows:

LV

Trading Company	Trading Advisor	Strategy

Enhanced Risk Profile (USD) of
TT II, LLC	Transtrend	Diversified Trend Program

Boronia I, LLC	Boronia	Boronia Diversified Program
Meritage
Trading Company	Trading Advisor	Strategy

Aspect I, LLC	Aspect	Aspect Diversified Program

Boronia I, LLC	Boronia	Boronia Diversified Program

Enhanced Risk Profile (USD) of
TT II, LLC	Transtrend	Diversified Trend Program

At December 31, 2016, LV owned approximately 1.5% of TT II, LLC and 7.0% of Boronia I, LLC. At December 31, 2015, LV owned approximately 1.1% of TT II, LLC, 37.1% of Augustus I, LLC and 2.8% of Boronia I, LLC.

At December 31, 2016, Meritage owned approximately 14.4% of Aspect I, LLC, 8.0% of Boronia I, LLC and 0.9% of TT II, LLC. At December 31, 2015, Meritage owned approximately 11.5% of Aspect I, LLC, 11.6% of Altis I, LLC, 23.2% of Augustus I, LLC, 0.3% of BHM I, LLC, 4.8 % of Boronia I, LLC and 0.7% of TT II, LLC.

The performance of each Partnership is directly affected by the performance of the Trading Companies.

Effective July 31, 2016, Ceres terminated the advisory agreement among the General Partner, GAM and Augustus I, LLC, pursuant to which GAM traded a portion of Augustus I, LLC’s (and, indirectly, the Partnerships’) assets in Futures Interests. Consequently, GAM ceased all Futures Interests trading on behalf of Augustus I, LLC (and, indirectly, the Partnerships).

Effective June 30, 2016, Ceres terminated the advisory agreement among the General Partner, Altis and Altis I, LLC, pursuant to which Altis traded a portion of Altis I, LLC’s (and, indirectly, Meritage’s) assets in Futures Interests. Consequently, Altis ceased all Futures Interests trading on behalf of Altis I, LLC (and, indirectly, Meritage).

Effective January 31, 2016, Ceres terminated the advisory agreement among the General Partner, Blenheim and BHM I, LLC, pursuant to which Blenheim traded a portion of BHM I, LLC’s (and, indirectly, Meritage’s) assets in Futures Interests. Consequently, Blenheim ceased all Futures Interests trading on behalf of BHM I, LLC (and, indirectly, Meritage).

Effective December 31, 2014, Ceres terminated the advisory agreement among the General Partner, Rotella and Rotella I, LLC, pursuant to which Rotella traded a portion of Rotella I, LLC’s (and, indirectly, the Partnerships’) assets in Futures Interests. Consequently, Rotella ceased all Futures Interests trading on behalf of Rotella I, LLC (and, indirectly, the Partnerships).

Effective June 30, 2014, Ceres terminated the advisory agreement among the General Partner, Kaiser and Kaiser I, LLC, pursuant to which Kaiser traded a portion of Kaiser I, LLC’s (and, indirectly, the Partnerships’) assets in Futures Interests. Consequently, Kaiser ceased all Futures Interests trading on behalf of Kaiser I, LLC (and, indirectly, the Partnerships).

Effective March 31, 2014, Ceres terminated the advisory agreement among the General Partner, Winton and WNT I, LLC, pursuant to which Winton traded a portion of WNT I, LLC’s (and, indirectly, the Partnerships’) assets in Futures Interests. Consequently, Winton ceased all Futures Interests trading on behalf of WNT I, LLC (and, indirectly, the Partnerships).

Compensation to the Trading Advisors by the Trading Companies consists of a management fee and an incentive fee as follows:

Management Fee. Each Trading Company pays its Trading Advisor a monthly management fee based on a percentage of net assets allocated to each Trading Company as of the first day of each month.

Aspect I, LLC

Aspect I, LLC pays Aspect a monthly management fee equal to 1/12th of 1.5% (a 1.5% annual rate).

TT II, LLC

For the period from November 1, 2015 to December 31, 2016, the monthly management fee paid by TT II, LLC to Transtrend was paid at a rate equal to 1/12th of 1.00% (a 1.00% annual rate) of the net assets as of the first day of each month. Effective October 1, 2014, the advisory agreement among TT II, LLC, Ceres and Transtrend was amended to decrease the management fee percentage to 1/12th of 1.25% (a 1.25% annual rate) of the net assets as of the first day of each month. Effective January 1, 2014, the advisory agreement among TT II, LLC, Ceres and Transtrend was amended to decrease the management fee percentage to 1/12th of 1.50% (a 1.50% annual rate) of the net assets as of the first day of the month if the net assets as of the first day of the month were less than $400,000,000 and 1/12th of 1.25% (a 1.25% annual rate) of the net assets as of the first day of the month if the net assets as of the first day of the month were equal to or greater than $400,000,000.

Boronia I, LLC

Effective January 1, 2015, the management fee percentage Boronia I, LLC paid to Boronia was changed to 1/12th of 1.50% (a 1.50% annual rate) of the net assets as of the first day of the month. Prior to December 31, 2014, Boronia I, LLC accrued and paid to Boronia a monthly management fee equal to 1/12th of (3.0% if the beginning net assets is less than or equal to $60,000,000; 1.875% if the beginning net assets is greater than $60,000,000 and less than or equal to $120,000,000; or 1.50% if the beginning net assets is greater than $120,000,000) based on Boronia I, LLC’s beginning net assets plus additions less withdrawals (as of the beginning of the month).

Augustus I, LLC

Prior to its termination on July 31, 2016, Augustus I, LLC paid GAM a monthly management fee equal to 1/12th of 1.50% (a 1.50% annual rate).

Altis I, LLC

Prior to its termination on June 30, 2016, Altis I, LLC paid Altis a monthly management fee equal to 1/12th of 1.25% (a 1.25% annual rate).

BHM I, LLC

Prior to its termination on January 31, 2016, BHM I, LLC paid Blenheim a monthly management fee equal to 1/12th of 2.00% (a 2.00% annual rate).

Incentive Fee. Each Trading Company, except for TT II, LLC, pays each Trading Advisor a quarterly incentive fee equal to 20% of the trading profits earned by the applicable Trading Advisor for the Partnerships. Effective January 1, 2016, TT II, LLC pays Transtrend a half year incentive fee equal to 20% of the new trading profits earned by Transtrend for the Partnerships. Prior to January 1, 2016, TT II, LLC paid Transtrend a quarterly incentive fee equal to 20% of the new trading profits earned by Transtrend for the Partnerships. Trading profits represent the amount by which profits from Futures Interests trading exceed losses after management fees and Trading Company Administrative Fees (defined below) are deducted. To the extent that a Trading Advisor incurs a loss for a Partnership, the Trading Advisor will not be paid incentive fees until the Trading Advisor recovers the net loss incurred and earns additional new trading profits for the respective Partnership. Such fee is accrued on a monthly basis.

For all Trading Companies, contributions and withdrawals are permitted on a monthly basis. As of December 31, 2016 and 2015, there have been no suspended redemptions, “lock up” periods or gate provisions imposed before a withdrawal can be made by each Partnership.

Foreign Currency Transactions and Translation. The Trading Companies’ functional currency is the U.S. dollar; however, the Trading Companies may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Trading Companies’ Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the year. Gains and losses resulting from the translation to U.S. dollars are reported in net change in unrealized gains (losses) on open contracts in the Trading Companies’ Statements of Income and Expenses.

Brokerage, Clearing and Transaction Fees. Each Trading Company accrues and pays brokerage, clearing and transaction fees to MS&Co. Brokerage fees and transaction costs are paid as they are incurred on a half-turn basis at 100% of the rates MS&Co. charges retail commodity customers and parties that are not clearinghouse members. In addition, the Trading Companies pay clearing fees as they are incurred.

Trading Company Administrative Fee. Each Trading Company pays Ceres a monthly fee to cover all administrative and operating expenses (the “Trading Company Administrative Fee”). The monthly Trading Company Administrative Fee is equal to 1/12th of 0.35% (a 0.35% annual rate) of the beginning of the month net assets of each Trading Company and is allocated to the Partnerships.

Summarized information reflecting the Partnerships’ investment in, and the Partnerships’ pro-rata share of the results of operations of the Trading Companies as of December 31, 2016 and 2015 is shown in the following tables.

LV

	December 31, 2016		For the Year Ended December 31, 2016

	% of
	LV’s			Management	Incentive	Administrative	Investment	Redemptions
	Capital	Fair Value	Net Income (Loss)	Fees	Fees	Fees	Objective	Permitted
Augustus I, LLC (a)	-	$-	$(392,632)	$38,139	$-	$8,899	Commodity Portfolio	Monthly
Boronia I, LLC	43.15	3,243,640	(294,257)	40,896	23,875	9,543	Commodity Portfolio	Monthly
TT II, LLC	58.42	4,390,880	279,259	43,392	65,376	15,187	Commodity Portfolio	Monthly

LV

	December 31, 2015		For the Year Ended December 31, 2015

	% of
	LV’s			Management	Incentive	Administrative	Investment	Redemptions
	Capital	Fair Value	Net Income (Loss)	Fees	Fees	Fees	Objective	Permitted
Augustus I, LLC	43.48	$4,737,959	$76,552	$77,280	$9,901	$18,033	Commodity Portfolio	Monthly
Boronia I, LLC	18.85	2,053,736	(345,264)	59,582	38,676	13,902	Commodity Portfolio	Monthly
TT II, LLC	38.06	4,146,935	35,532	37,900	47,546	11,106	Commodity Portfolio	Monthly
Meritage
	December 31, 2016		For the Year Ended December 31, 2016

	% of
	Meritage’s			Management	Incentive	Administrative	Investment	Redemptions
	Capital	Fair Value	Net Income (Loss)	Fees	Fees	Fees	Objective	Permitted
Augustus I, LLC (a)	-	$-	$(232,040)	$22,851	$-	$5,332	Commodity Portfolio	Monthly
Altis I, LLC (b)	-	-	(318,182)	13,388	-	3,749	Commodity Portfolio	Monthly
Aspect I, LLC	31.27	2,796,654	(237,649)	39,812	7,038	9,290	Commodity Portfolio	Monthly
Boronia I, LLC	41.50	3,710,816	(189,830)	54,026	33,537	12,606	Commodity Portfolio	Monthly
TT II, LLC	29.69	2,654,964	165,251	25,701	46,302	8,997	Commodity Portfolio	Monthly
BHM I, LLC (c)	-	-	(21,089)	402	-	71	Commodity Portfolio	Monthly
Meritage
	December 31, 2015		For the Year Ended December 31, 2015

	% of
	Meritage’s			Management	Incentive	Administrative	Investment	Redemptions
	Capital	Fair Value	Net Income (Loss)	Fees	Fees	Fees	Objective	Permitted
Augustus I, LLC	21.90	$2,961,238	$55,891	$51,376	$6,848	$11,987	Commodity Portfolio	Monthly
Altis I, LLC	14.77	1,997,333	7,510	25,891	4,733	7,250	Commodity Portfolio	Monthly
Aspect I, LLC	16.54	2,236,814	198,073	27,839	50,956	6,495	Commodity Portfolio	Monthly
Boronia I, LLC	26.34	3,561,122	(436,447)	84,686	50,937	19,760	Commodity Portfolio	Monthly
TT II, LLC	19.07	2,577,974	46,056	25,588	35,321	7,491	Commodity Portfolio	Monthly
BHM I, LLC	1.94	262,690	(352,651)	28,333	-	4,959	Commodity Portfolio	Monthly

(a)	From January 1, 2016 through July 31, 2016, the date LV and Meritage fully redeemed its interest in Augustus I, LLC.
(b)	From January 1, 2016 through June 30, 2016, the date Meritage fully redeemed its interest in Altis I, LLC.
(c)	From January 1, 2016 through January 31, 2016, the date Meritage fully redeemed its interest in BHM I, LLC.